Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 6,043	$ 5,975	$ 6,416
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	127,898	126,397	119,405
Policyholder Account Balances	94,420	95,902	92,498
Policyholder Dividends Payable	624	615	601
Unearned Premiums	308	356	274
Unearned Revenue	555	568	538
U.S.
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	418	406	382
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	56,090	54,374	50,042
Policyholder Account Balances	63,716	65,343	61,563
Policyholder Dividends Payable	0	0	0
Unearned Premiums	136	176	87
Unearned Revenue	33	41	31
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	5,000	4,894	5,288
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	70,302	70,522	67,789
Policyholder Account Balances	29,827	29,665	29,915
Policyholder Dividends Payable	621	612	598
Unearned Premiums	171	179	186
Unearned Revenue	201	204	190
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	625	675	746
Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	1,506	1,501	1,574
Policyholder Account Balances	877	894	1,020
Policyholder Dividends Payable	3	3	3
Unearned Premiums	1	1	1
Unearned Revenue	$ 321	$ 323	$ 317